Investment Strategy	Apr. 30, 2026
Monetta Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).
The Adviser employs a bottom-up, multi-faceted investment approach, which combines fundamental, technical, and macro-economic factors in its stock selection process. A stock’s relative volatility, versus that of its industry sector and the overall market, aids the Adviser in determining individual stocks’ buy and sell points.

The Adviser’s investment decisions for the Monetta Fund’s growth style of investing are based on the Adviser’s review of a company’s financial statements and other factors, including competitive landscape and recent product announcements. The Adviser also reviews quarterly earnings reports with an emphasis on management guidance. The Adviser generally seeks to invest in companies with positive long-term earnings growth expectations and that the Adviser believes have favorable short-term technical and/or market factors, including price and volume trends, relative strength, and institutional interest. The Adviser seeks to invest in quality companies that have demonstrated a proven track record of earnings growth. The Adviser also emphasizes price direction, volume, and relative strength, which it believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership.

Depending on market conditions and the foregoing considerations, the Adviser may at times be very active in turning over the Fund’s portfolio. The Adviser’s investment decisions for the Fund’s growth style of investing are based on the Adviser’s determination that a company’s revenue and earnings growth have the potential to exceed market expectations and that the security is at an attractive entry point.

The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments. From time to time, the Fund may focus its investments in a particular sector, including the technology sector.

Strategy Portfolio Concentration [Text]	The Monetta Fund invests (at the time of investment) at least 65% of its net assets, under normal market conditions, in common stocks of companies of all market capitalization ranges, although Monetta Financial Services, Inc. (the “Adviser”) expects that the Fund will primarily invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion measured at the time of investment). The Fund may invest in more volatile sectors, which could result in a disproportionate return or loss compared to the S&P 500® Index, the Fund’s benchmark. As measured at the time of investment, the Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) and up to 10% of its net assets in foreign stocks, which is accomplished primarily through American Depositary Receipts (“ADRs”).
Monetta Young Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Young Investor Fund employs a “core-plus” investment approach, which includes an active and passive component. For the Fund’s “passive” component of its strategy, the Fund invests approximately 50% of its assets in ETFs that seek to track the S&P 500® Index (the “Index”) or other broad-based market indices that primarily include stocks of large capitalization U.S. companies. For the Fund’s “active” component, the balance of the Fund is directly invested in common stocks of companies of all market capitalization ranges and is diversified among industries and market sectors. However, the Adviser will primarily seek to invest in common stocks of large-cap companies (those with market capitalizations of at least $10 billion) that the Adviser considers to be high quality, well-known companies that produce products or provide services that are recognized by many investors.
In selecting individual stock investments, emphasis is placed on those companies that the Adviser believes to have above average long-term growth potential, a history of growth, a competitive advantage, and an established and experienced management team. The Adviser also considers price direction, volume, and relative strength of the issuers of such investments, which the Adviser believes to be harbingers of pending fundamental changes that could lead to more/less institutional ownership. Depending on market conditions and such considerations, the Adviser may at times be very active in turning over the non-ETF portion of the Young Investor Fund’s portfolio. While the Adviser expects that the Fund’s assets will usually be invested approximately 50% in funds (passive component) and 50% in direct investments (active component), these percentages may vary significantly from time to time due to market conditions. The Fund intends to invest at least 30% of its assets in each component under normal market conditions. The Fund may invest up to 10% of its assets in foreign stocks, primarily through American Depositary Receipts (“ADRs”).

A bottom-up approach is used in selecting these investments by evaluating each company on the basis of its financial statements and operations. Factors such as a company’s industry leadership, competitive advantages, earnings growth, profit margins, sales trends, and dividends, as well as technical factors, are scrutinized as part of the Adviser’s analysis.

The combination of investing in a core index component and individual growth companies seeks to diversify the portfolio through the use of ETF investments while providing the Adviser with the opportunity to seek excess returns relative to the index in specific company investments.
The Fund may make short-term investments, without limitation, for defensive purposes, which may provide lower returns than other types of investments.
Strategy Portfolio Concentration [Text]	The Fund intends to invest at least 30% of its assets in each component under normal market conditions. The Fund may invest up to 10% of its assets in foreign stocks, primarily through American Depositary Receipts (“ADRs”).